ACCOUNT PAYABLES- RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT PAYABLES- RELATED PARTIES
Account Payable- Related Party	$ 189,688	$ 54,436	$ 0
Total Account Payable- Related Party		$ 54,436	$ 0